CONVERTIBLE LOAN (Details Narrative) $ / shares in Units, shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 07, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Short-Term Debt [Line Items]
Convertible debt			$ 0				$ 0
Convertible debt	$ 10,253,000	$ 10,253,000		$ 10,000,000		$ 10,000,000
Common Stock [Member]
Short-Term Debt [Line Items]
Conversion of the loan | shares			567
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				20,000,000	$ 20,000,000	$ 20,000,000		$ 3,000,000
Convertible debt				$ 10,000,000
Debt instrument, interest rate, stated percentage					8.00%	8.00%
Debt instrument convertible, conversion price1 | $ / shares					$ 10.00	$ 10.00
Debt instrument, interest rate, effective percentage	8.00%	8.00%
Interest expense, debt	$ 202,000	$ 253,000